Other Operating Expenses - Summary of Auditor's Remuneration (Details) - KPMG LLP Firms and Associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Line Items]
Fees payable for other services	£ 7.8	£ 8.0	£ 8.2
audit-related assurance services
Other Operating Expenses [Line Items]
Fees payable for other services	6.8	6.9	7.1
other assurance services
Other Operating Expenses [Line Items]
Fees payable for other services	0.7	0.9	0.9
tax advisory services
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
tax compliance
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	0.3	0.2	0.2
other non-audit services
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
Other firms
Other Operating Expenses [Line Items]
Total audit fees expense	0.1	0.2	0.2
Audit providers
Other Operating Expenses [Line Items]
Total audit fees expense	21.7	21.0	20.6
Parent Company and Group Audit
Other Operating Expenses [Line Items]
Total audit fees expense	12.0	11.4	9.4
Local Statutory and Group Reporting Audits
Other Operating Expenses [Line Items]
Total audit fees expense	9.6	9.4	11.0
Parent Company Local Statutory And Group Audits
Other Operating Expenses [Line Items]
Total audit fees expense	£ 21.6	£ 20.8	£ 20.4